SP Funds S&P 500 Sharia Industry Exclusions ETF
Schedule of Investments
as of February 29, 2024 (Unaudited)

COMMON STOCKS - 97.0%	Shares	Value
Agriculture - 0.1%
Archer-Daniels-Midland Co.	10,102	$536,517

Apparel - 0.6%
NIKE, Inc. - Class B	23,188	2,409,929
Ralph Lauren Corp. - Class A	748	139,068
Tapestry, Inc.	4,335	206,043
		2,755,040

Auto Manufacturers - 2.4%
Cummins, Inc.	2,682	720,412
Tesla, Inc.(a)	52,393	10,577,099
		11,297,511

Auto Parts & Equipment - 0.1%
Aptiv PLC(a)	5,352	425,430

Beverages - 1.2%
Keurig Dr Pepper, Inc.	19,075	570,533
Monster Beverage Corp.(a)	13,986	826,573
PepsiCo, Inc.	26,038	4,305,123
		5,702,229

Biotechnology - 1.4%
Biogen, Inc.(a)	2,740	594,553
Bio-Rad Laboratories, Inc. - Class A(a)	388	126,441
Corteva, Inc.	13,345	714,224
Illumina, Inc.(a)	3,010	420,888
Incyte Corp.(a)	3,524	205,661
Moderna, Inc.(a)	6,279	579,175
Regeneron Pharmaceuticals, Inc.(a)	2,029	1,960,197
Vertex Pharmaceuticals, Inc.(a)	4,874	2,050,687
		6,651,826

Building Materials - 1.0%
Carrier Global Corp.	15,889	883,111
Johnson Controls International PLC	12,882	763,516
Martin Marietta Materials, Inc.	1,167	674,188
Masco Corp.	4,248	326,076
Trane Technologies PLC	4,320	1,218,111
Vulcan Materials Co.	2,517	669,144
		4,534,146

Chemicals - 1.9%
Air Products and Chemicals, Inc.	4,205	984,138
Albemarle Corp.	2,219	305,889
Ecolab, Inc.	4,802	1,079,682
FMC Corp.	2,356	132,855
Linde PLC	9,183	4,121,514
PPG Industries, Inc.	4,458	631,253
The Sherwin-Williams Co.	4,452	1,478,197
		8,733,528

Commercial Services - 0.6%
Cintas Corp.	1,637	1,029,034
CoStar Group, Inc.(a)	7,732	672,916
Gartner, Inc.(a)	1,466	682,511
Robert Half, Inc.	2,007	161,363
Rollins, Inc.	5,312	234,100
		2,779,924

Computers - 11.3%
Apple, Inc.	276,981	50,064,316
Cognizant Technology Solutions Corp. - Class A	9,536	753,535
EPAM Systems, Inc.(a)	1,091	332,100
Fortinet, Inc.(a)	12,076	834,572
NetApp, Inc.	3,946	351,668
		52,336,191

Cosmetics & Personal Care - 2.0%
Colgate-Palmolive Co.	15,599	1,349,625
The Estee Lauder Cos., Inc. - Class A	4,393	652,712
The Procter & Gamble Co.	44,653	7,097,148
		9,099,485

Distribution & Wholesale - 0.7%
Copart, Inc.(a)	16,554	879,846
Fastenal Co.	10,820	789,968
LKQ Corp.	5,067	264,953
Pool Corp.	728	289,831
W.W. Grainger, Inc.	830	807,972
		3,032,570

Electrical Components & Equipment - 0.8%
Eaton Corp. PLC	7,564	2,185,996
Emerson Electric Co.	10,795	1,153,445
Generac Holdings, Inc.(a)	1,160	130,512
		3,469,953

Electronics - 0.6%
Allegion PLC	1,660	212,264
Fortive Corp.	6,655	566,541
Garmin Ltd.	2,891	397,079
Mettler-Toledo International, Inc.(a)	402	501,382
TE Connectivity Ltd.	5,880	844,133
Trimble, Inc.(a)	4,709	288,144
		2,809,543

Energy - Alternate Sources - 0.1%
Enphase Energy, Inc.(a)	2,585	328,321
First Solar, Inc.(a)	2,023	311,319
		639,640

Environmental Control - 0.4%
Pentair PLC	3,129	243,405
Waste Management, Inc.	6,935	1,426,183
		1,669,588

Food - 0.9%
General Mills, Inc.	11,002	706,108
Kellanova	4,986	274,978
Lamb Weston Holdings, Inc.	2,741	280,158
McCormick & Co., Inc.	4,756	327,498

Mondelez International, Inc. - Class A	25,770	1,883,014
The Hershey Co.	2,852	535,948
		4,007,704

Healthcare - Products - 5.7%
Abbott Laboratories	32,872	3,899,934
Agilent Technologies, Inc.	5,543	761,386
Align Technology, Inc.(a)	1,342	405,848
Bio-Techne Corp.	2,986	219,680
Boston Scientific Corp.(a)	27,737	1,836,467
Danaher Corp.	12,451	3,151,846
DENTSPLY SIRONA, Inc.	4,015	131,210
Edwards Lifesciences Corp.(a)	11,481	974,392
Hologic, Inc.(a)	4,638	342,284
IDEXX Laboratories, Inc.(a)	1,573	904,837
Intuitive Surgical, Inc.(a)	6,667	2,570,795
Medtronic PLC	25,205	2,101,089
ResMed, Inc.	2,781	483,115
STERIS PLC	1,864	434,144
Stryker Corp.	6,397	2,233,001
Teleflex, Inc.	882	196,501
The Cooper Cos., Inc.	3,749	350,906
Thermo Fisher Scientific, Inc.	7,314	4,170,298
Waters Corp.(a)	1,118	377,236
West Pharmaceutical Services, Inc.	1,393	499,195
Zimmer Biomet Holdings, Inc.	3,950	491,222
		26,535,386

Healthcare Services - 0.2%
Catalent, Inc.(a)	3,407	195,357
Charles River Laboratories International, Inc.(a)	962	244,531
Laboratory Corp of America Holdings	1,606	346,623
Quest Diagnostics, Inc.	2,127	265,641
		1,052,152

Home Builders - 0.3%
D.R. Horton, Inc.	5,705	852,555
PulteGroup, Inc.	4,083	442,516
		1,295,071

Household Products & Wares - 0.4%
Avery Dennison Corp.	1,525	330,208
Church & Dwight Co., Inc.	4,665	467,060
Kimberly-Clark Corp.	6,394	774,761
The Clorox Co.	2,342	359,052
		1,931,081

Internet - 11.5%
Alphabet, Inc. - Class A(a)	112,117	15,523,720
Alphabet, Inc. - Class C(a)	94,364	13,190,200
Booking Holdings, Inc.(a)	658	2,282,490
CDW Corp.	2,537	624,635
eBay, Inc.	9,826	464,573
F5, Inc.(a)	1,128	211,184
Meta Platforms, Inc. - Class A	42,044	20,607,025
VeriSign, Inc.(a)	1,679	327,892
		53,231,719

Iron & Steel - 0.3%
Nucor Corp.	4,655	895,156

Steel Dynamics, Inc.	2,874	384,599
		1,279,755

Machinery - Diversified - 0.9%
Dover Corp.	2,647	437,761
IDEX Corp.	1,423	335,686
Ingersoll Rand, Inc.	7,666	700,136
Nordson Corp.	1,028	273,088
Otis Worldwide Corp.	7,749	738,480
Rockwell Automation, Inc.	2,178	620,904
Westinghouse Air Brake Technologies Corp.	3,386	478,408
Xylem, Inc.	4,565	579,983
		4,164,446

Media - 0.0%(b)
News Corp. - Class B	2,171	60,766

Mining - 0.1%
Newmont Corp.	21,829	682,156

Miscellaneous Manufacturers - 0.5%
3M Co.	10,455	963,115
A O Smith Corp.	2,320	192,328
Illinois Tool Works, Inc.	5,184	1,358,985
		2,514,428

Office-Business Equipment - 0.1%
Zebra Technologies Corp. - Class A(a)	963	269,139

Oil & Gas - 3.9%
Chevron Corp.	33,259	5,055,701
ConocoPhillips	22,487	2,530,687
Coterra Energy, Inc.	14,239	367,081
EOG Resources, Inc.	11,048	1,264,554
Exxon Mobil Corp.	75,888	7,931,814
Pioneer Natural Resources Co.	4,411	1,037,423
		18,187,260

Oil & Gas Services - 0.1%
Baker Hughes Co.	19,064	564,104

Packaging & Containers - 0.1%
Packaging Corp of America	1,694	306,936

Pharmaceuticals - 6.5%
Becton Dickinson & Co.	5,486	1,292,227
Dexcom, Inc.(a)	7,314	841,622
Eli Lilly & Co.	15,107	11,385,845
Henry Schein, Inc.(a)	2,464	188,422
Johnson & Johnson	45,948	7,415,088
Merck & Co., Inc.	48,002	6,103,454
Pfizer, Inc.	106,974	2,841,229
		30,067,887

Retail - 3.6%
AutoZone, Inc.(a)	327	982,969
Genuine Parts Co.	2,653	395,987
Lowe's Cos., Inc.	10,925	2,629,319
O'Reilly Automotive, Inc.(a)	1,118	1,215,736
Ross Stores, Inc.	6,407	954,387

The Home Depot, Inc.	18,939	7,208,372
The TJX Cos., Inc.	21,673	2,148,661
Tractor Supply Co.	2,047	520,593
Ulta Beauty, Inc.(a)	923	506,321
		16,562,345

Semiconductors - 16.1%
Advanced Micro Devices, Inc.(a)	30,610	5,893,343
Analog Devices, Inc.	9,432	1,809,246
Applied Materials, Inc.	15,842	3,194,064
Broadcom, Inc.	8,310	10,807,072
KLA Corp.	2,574	1,756,240
Lam Research Corp.	2,486	2,332,490
Microchip Technology, Inc.	10,246	862,098
Micron Technology, Inc.	20,798	1,884,507
Monolithic Power Systems, Inc.	899	647,316
NVIDIA Corp.	46,794	37,019,669
NXP Semiconductors NV	4,875	1,217,434
ON Semiconductor Corp.(a)	8,157	643,750
QUALCOMM, Inc.	21,087	3,327,318
Teradyne, Inc.	2,888	299,168
Texas Instruments, Inc.	17,204	2,878,745
		74,572,460

Software - 17.1%
Adobe, Inc.(a)	8,624	4,831,855
Akamai Technologies, Inc.(a)	2,850	316,122
ANSYS, Inc.(a)	1,641	548,373
Autodesk, Inc.(a)	4,049	1,045,330
Cadence Design Systems, Inc.(a)	5,151	1,567,861
Dayforce, Inc.(a)	2,945	205,443
Microsoft Corp.	140,815	58,246,718
Paycom Software, Inc.	920	167,799
PTC, Inc.(a)	2,246	411,040
Roper Technologies, Inc.	2,023	1,101,989
Salesforce, Inc.(a)	18,426	5,690,317
ServiceNow, Inc.(a)	3,876	2,989,714
Synopsys, Inc.(a)	2,873	1,648,326
Tyler Technologies, Inc.(a)	791	345,778
		79,116,665

Telecommunications - 1.5%
Arista Networks, Inc.(a)	4,769	1,323,588
Cisco Systems, Inc.	76,742	3,712,012
Corning, Inc.	14,552	469,156
Juniper Networks, Inc.	6,041	223,698
Motorola Solutions, Inc.	3,141	1,037,755
		6,766,209

Transportation - 2.0%
CH Robinson Worldwide, Inc.	2,206	163,420
CSX Corp.	37,433	1,420,208
Expeditors International of Washington, Inc.	2,749	328,780
JB Hunt Transport Services, Inc.	1,543	318,336
Norfolk Southern Corp.	4,278	1,083,960
Old Dominion Freight Line, Inc.	1,691	748,234
Union Pacific Corp.	11,549	2,929,866
United Parcel Service, Inc. - Class B	13,850	2,053,401
		9,046,205
TOTAL COMMON STOCKS (Cost $349,866,905)		448,686,995

REAL ESTATE INVESTMENT TRUSTS - 1.4%
AvalonBay Communities, Inc.	2,687	475,680
Camden Property Trust	2,022	191,039
Equinix, Inc.	1,773	1,575,878
Equity Residential	6,547	394,195
Mid-America Apartment Communities, Inc.	2,206	277,250
Prologis, Inc.	17,496	2,331,691
Public Storage	2,988	848,204
Weyerhaeuser Co.	13,824	475,269
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $6,356,425)		6,569,206

RIGHTS - 0.0%
Health Care - 0.0%
ABIOMED, Inc. - CVR(a)(c)	405	0
TOTAL RIGHTS (Cost $0)		0

TOTAL INVESTMENTS - 98.4% (Cost $356,223,330)		$455,256,201
Other Assets in Excess of Liabilities - 1.6%		7,284,431
TOTAL NET ASSETS - 100.0%		$462,540,632

Percentages are stated as a percent of net assets.

CVR - Contingent Value Rights

NV - Naamloze Vennootschap is a public company in the Netherlands or other Dutch-influenced countries.

PLC - Public Limited Company

(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)	Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of February 29, 2024.

Summary of Fair Value Exposure at February 29, 2024 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.

• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of February 29, 2024:

SP Funds S&P 500 Sharia Industry Exclusions ETF	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$448,686,995	$—	$—	$448,686,995
Real Estate Investment Trusts	6,569,206	—	—	6,569,206
Rights	—	—	0	0
Total Assets	$455,256,201	$—	$0	$455,256,201

Refer to the Schedule of Investments for industry classifications.

Rights
Balance as of November 30, 2023	$0
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation/depreciation	—
Purchases	—
Sales	—
Transfer into and/or out of Level 3	—
Balance as of February 29, 2024	$0

Change in unrealized appreciate/depreciation during the period for Level 3 investments held at February 29, 2024:	$—